Fair Value Measurements - Reconciliation of the liability measured at fair value on a recurring basis (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of the liability measured at fair value on a recurring basis
Beginning balance	$ 46,042,000	$ 13,340,000	$ 13,340,000
SAFE Notes issued during the period	10,232,000		18,985,000	$ 13,340,000
Change in fair value during the period	16,793,000	1,373,000	13,717,000
Ending balance	$ 73,067,000	$ 14,713,000	$ 46,042,000	$ 13,340,000
FairValueRecurringBasisUnobservableInputReconciliationLiabilityGainLossStatementOfIncomeExtensibleList	Change in fair value of simple agreement for future equity	Change in fair value of simple agreement for future equity	Change in fair value of simple agreement for future equity	Change in fair value of simple agreement for future equity